Annual Total Returns- Invesco Tax-Free Cash Reserve Portfolio (Personal Investment) [BarChart] - Personal Investment - Invesco Tax-Free Cash Reserve Portfolio - Personal Investment Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.03%	0.06%	0.06%	0.03%	0.05%	0.17%	0.36%	0.70%	0.72%